Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Research And Development Expenses
Schedule of Research and Development Expenses

	For the years ended
	December 31	December 31
	2024	2023
	US Dollars (In thousands)
Salaries and related expenses	489	778
Subcontractors	499	947
Materials	1	55
Stock based compensation expenses	43	158
Other expenses	146	123

Total research and development expenses	1,178	2,061